Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Goodwill	$11,975,024	$11,975,024
Technology	—	15,285
Total	$11,975,024	$11,990,309

(in U.S. dollars)	Goodwill	Technology	Software	Total
Balance at December 31, 2022	$11,975,024	$198,686	$—	$12,173,710
Additions	—	—	—	—
Amortization	—	(183,401)	—	(183,401)
Balance at December 31, 2023	$11,975,024	$15,285	$-	$11,990,309
Additions	—	—	—	—
Amortization	—	(15,285)	—	(15,285)
Balance at December 31, 2024	$11,975,024	$—	$—	$11,975,024